Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Weighted-average maturity of available-for-sale investment securities	4 years 8 months 12 days	4 years 3 months 18 days
Weighted-average yields of available-for-sale investment securities	2.21%	2.32%
Weighted-average maturity of held-to-maturity investment securities	4 years 2 months 12 days	4 years
Weighted-average yields of held-to-maturity investment securities	1.92%	1.92%
Fair value of securities pledged	$ 13,100	$ 12,600
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	$ 1,000	$ 856